[State Street Bank and Trust Company
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116]
April 16, 2010
VIA ELECTRONIC TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”) Registration Nos. 33-22884/811-05577
Ladies and Gentlemen:
On behalf of the Registrant, please find attached for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to add a new series, the Secured Options Portfolio. The Registrant will file a post-effective amendment on or about June 30, 2010 to update certain information, finalize disclosure, and file certain exhibits to the Registration Statement.
Please contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.
Sincerely,

/s/ Mark E. Tuttle Mark E. Tuttle
Enclosures